Provisions and Other Liabilities - Summary of Movements in Non-current Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Non-current Provisions [line items]
Beginning balance	€ 7,198	€ 7,694	€ 7,514
Changes in scope of consolidation	29	102
Increases in provisions	1,037	965	1,101
Provisions utilized	(793)	(959)	(511)
Reversals of unutilized provisions	(246)	(171)	(107)
Transfers	(289)	(340)	(595)
Net interest related to employee benefits, and unwinding of discount	98	121	147
Unrealized gains and losses		1
Currency translation differences	50	(245)	36
Actuarial gains and losses on defined-benefit plans	(201)	30	109
Ending balance	6,883	7,198	7,694
Provisions for pensions and other post-employment benefits [member]
Disclosure Of Non-current Provisions [line items]
Beginning balance	3,959	4,377	4,308
Changes in scope of consolidation	(6)	86
Increases in provisions	251	269	220
Provisions utilized	(529)	(732)	(294)
Reversals of unutilized provisions	(36)	(18)	1
Transfers	(22)	16	(85)
Net interest related to employee benefits, and unwinding of discount	70	87	108
Currency translation differences	36	(156)	10
Actuarial gains and losses on defined-benefit plans	(201)	30	109
Ending balance	3,522	3,959	4,377
Provisions for other long-term benefits [member]
Disclosure Of Non-current Provisions [line items]
Beginning balance	750	720	678
Changes in scope of consolidation	(2)	3
Increases in provisions	93	163	130
Provisions utilized	(101)	(97)	(86)
Reversals of unutilized provisions	(5)	(5)	(11)
Transfers	10	1	(6)
Net interest related to employee benefits, and unwinding of discount	4	4	6
Currency translation differences	12	(39)	9
Ending balance	761	750	720
Restructuring provisions [member]
Disclosure Of Non-current Provisions [line items]
Beginning balance	514	744	762
Increases in provisions	387	105	475
Provisions utilized	(3)	(7)	(7)
Reversals of unutilized provisions	(15)	(42)	(39)
Transfers	(251)	(282)	(450)
Net interest related to employee benefits, and unwinding of discount		3	4
Currency translation differences		(7)	(1)
Ending balance	632	514	744
Other provisions [member]
Disclosure Of Non-current Provisions [line items]
Beginning balance	1,975	1,853	1,766
Changes in scope of consolidation	37	13
Increases in provisions	306	428	276
Provisions utilized	(160)	(123)	(124)
Reversals of unutilized provisions	(190)	(106)	(58)
Transfers	(26)	(75)	(54)
Net interest related to employee benefits, and unwinding of discount	24	27	29
Unrealized gains and losses		1
Currency translation differences	2	(43)	18
Ending balance	€ 1,968	€ 1,975	€ 1,853